Summary Of Significant Accounting Policies (Property And Equipment And Accumulated Depreciation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Home office properties	$ 133.2	$ 130.8
Office furniture and equipment	54.2	58.3
Capitalized software	154.4	142.4
Leasehold improvements	12.6	11.7
Property and equipment, gross	354.4	343.2
Less: accumulated depreciation	253.1	231.7
Property and equipment, net	$ 101.3	$ 111.5